INTANGIBLE ASSETS, NET - Schedule of intangible assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 26,766	$ 26,766
Accumulated amortization	26,747	26,277
Amortized cost	$ 19	489
Minimum [Member]
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years
Maximum [Member]
INTANGIBLE ASSETS, NET
Estimated useful lives	10 years
Acquired technology and license [Member]
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 21,815	21,815
Accumulated amortization	$ 21,814	21,388
Acquired technology and license [Member] | Minimum [Member]
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years
Acquired technology and license [Member] | Maximum [Member]
INTANGIBLE ASSETS, NET
Estimated useful lives	10 years
Customer relationship [Member]
INTANGIBLE ASSETS, NET
Intangible assets, cost	$ 4,951	4,951
Accumulated amortization	$ 4,933	$ 4,889
Customer relationship [Member] | Minimum [Member]
INTANGIBLE ASSETS, NET
Estimated useful lives	4 years 6 months
Customer relationship [Member] | Maximum [Member]
INTANGIBLE ASSETS, NET
Estimated useful lives	9 years